Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	£ 1,434	£ 1,713
Santander UK Group Holdings plc
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	1,425	0
Financial liabilities designated at fair value	1,425	0
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	102	159
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	805	809
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	150	137
Structured deposits
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	375	435
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	2	173
Repurchase agreements - non trading
Disclosure of other financial liabilities at fair value through profit or loss
Other financial liabilities at fair value through profit or loss	0	0
Medium-term notes | Santander UK Group Holdings plc
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities designated at fair value	£ 1,425	£ 0